Shareholder Report, Holdings (Details) - C000142990	Jun. 30, 2025
Ducommun, Inc.None_264147109
Holdings [Line Items]
Percent of Total Investments	2.45%
Niagen Bioscience, Inc.None_171077407
Holdings [Line Items]
Percent of Total Investments	2.05%
ADTRAN Holdings, Inc.None_00486H105
Holdings [Line Items]
Percent of Total Investments	1.43%
Magnite, Inc.None_55955D100
Holdings [Line Items]
Percent of Total Investments	1.41%
American Coastal Insurance Corp.None_910710102
Holdings [Line Items]
Percent of Total Investments	1.28%
iRadimed Corp.None_46266A109
Holdings [Line Items]
Percent of Total Investments	1.26%
Vishay Precision Group, Inc.None_92835K103
Holdings [Line Items]
Percent of Total Investments	1.26%
Customers Bancorp, Inc.None_23204G100
Holdings [Line Items]
Percent of Total Investments	1.22%
Barrett Business Services, Inc.None_068463108
Holdings [Line Items]
Percent of Total Investments	1.19%
Aviat Networks, Inc.None_05366Y201
Holdings [Line Items]
Percent of Total Investments	1.17%
Industrials
Holdings [Line Items]
Percent of Total Investments	24.50%
Health Care
Holdings [Line Items]
Percent of Total Investments	19.30%
Financials
Holdings [Line Items]
Percent of Total Investments	15.80%
Technology
Holdings [Line Items]
Percent of Total Investments	15.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
Energy
Holdings [Line Items]
Percent of Total Investments	4.60%
Utilities
Holdings [Line Items]
Percent of Total Investments	2.90%
Real Estate
Holdings [Line Items]
Percent of Total Investments	1.90%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.80%
Basic Materials
Holdings [Line Items]
Percent of Total Investments	1.70%
Telecommunications
Holdings [Line Items]
Percent of Total Investments	1.60%
Common Stock
Holdings [Line Items]
Percent of Total Investments	97.30%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	2.70%